Initial Public Offering (Details) - $ / shares			12 Months Ended
	Feb. 12, 2024	Dec. 29, 2023	Dec. 31, 2024
Initial Public Offering [Line Items]
Number of unit issued	115,000
Number of shares issued per unit.			5
Price per public warrant (in Dollars per share)			$ 0.01
Threshold Period For Not To After Completion Of Initial Business Combination			30 days
Exceeds per share (in Dollars per share)			$ 18
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit.			1
Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit.			1
Expiration period			5 years
Minimum threshold written notice period for redemption of public warrants			30 days
Minimum [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Trading days			20 days
Maximum [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Trading days			30 days
Common Stock [Member]
Initial Public Offering [Line Items]
Price of per unit (in Dollars per share)			$ 0.0001
Number of shares issued per unit.			1
Series of Individually Immaterial Business Acquisitions [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit.			1
Rights [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit.			1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of unit issued		6,900,000	6,900,000
Price of per unit (in Dollars per share)			$ 10
Initial Public Offering [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Purchase each warrant			1
Price per public warrant (in Dollars per share)			$ 11.5
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of unit issued	115,000	800,000	800,000
Price of per unit (in Dollars per share)		$ 10	$ 10